Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 44.8	$ (28.2)	$ (114.8)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, net of tax	1.7	2.8	29.1
Depreciation and amortization	131.6	139.9	161.9
Share-based compensation expense	9.5	14.1	17.3
Deferred income taxes	(2.9)	7.1	(28.4)
Marketable securities	(0.5)	(1.1)	(0.4)
Property and other assets	1.3	(0.9)	(44.9)
Business acquisitions and dispositions	(0.1)	6.3	0.0
Venezuela impairment	0.0	35.3	0.0
Other impairment losses	20.6	1.9	3.3
Retirement benefit funding (more) less than expense:
Pension	13.6	10.8	(23.6)
Other than pension	13.7	9.2	1.5
Remeasurement losses due to Venezuela currency devaluations	4.8	18.1	121.6
Other operating	3.7	2.6	7.6
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable and income taxes receivable	(53.2)	(44.8)	(90.7)
Accounts payable, income taxes payable and accrued liabilities	13.9	20.1	105.5
Customer obligations	(13.2)	12.5	15.4
Prepaid and other current assets	(10.0)	(3.4)	(9.9)
Other	(11.8)	(4.4)	(14.7)
Discontinued operations	0.0	(2.0)	5.5
Net cash provided by operating activities	167.5	195.9	141.3
Cash flows from investing activities:
Capital expenditures	(112.2)	(101.1)	(136.1)
Acquisitions	(0.7)	0.0	(4.6)
Dispositions, net of cash disposed	(0.6)	(14.6)	0.0
Marketable securities:
Purchases	(9.2)	(27.3)	0.0
Sales	9.1	33.9	0.9
Cash proceeds from sale of property, equipment and investments	4.7	1.9	62.7
Other	0.0	1.6	(3.6)
Discontinued operations	0.0	1.9	(13.3)
Net cash used by investing activities	(108.9)	(103.7)	(94.0)
Cash flows from financing activities:
Short-term borrowings	115.0	(22.7)	(7.8)
Long-term revolving credit facilities: Borrowings	494.0	569.5	703.8
Long-term revolving credit facilities: Repayments	(606.2)	(633.9)	(588.8)
Other long-term debt: Borrowings	4.8	86.1	7.5
Other long-term debt: Repayments	(39.0)	(42.0)	(81.0)
Acquisitions of noncontrolling interests	0.0	(1.5)	0.0
Nonrecourse financing of real estate transaction	0.0	14.5	0.0
Common stock issued	3.0	0.0	0.0
Dividends to:
Shareholders of Brink’s	(19.8)	(19.5)	(19.4)
Noncontrolling interests in subsidiaries	(4.6)	(5.3)	(8.6)
Proceeds from exercise of stock options	12.2	3.8	0.4
Minimum tax withholdings associated with share-based compensation	(6.6)	(2.0)	(1.2)
Other	2.3	0.3	(1.6)
Discontinued operations	0.0	0.2	0.0
Net cash (used) provided by financing activities	(44.9)	(52.5)	3.3
Effect of exchange rate changes on cash and cash equivalents	(12.1)	(34.0)	(129.9)
Cash and cash equivalents:
Increase (decrease)	1.6	5.7	(79.3)
Balance at beginning of period	181.9	176.2	255.5
Balance at end of period	$ 183.5	$ 181.9	$ 176.2